Supplementary cash flow information (Schedule of other cash generated from / (used in) operating activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue and Expenses [Line Items]
Other cash generated from / (used in) operating activities	$ (27.7)	$ (3.8)
Share based compensation paid [Member]
Revenue and Expenses [Line Items]
Other cash generated from / (used in) operating activities	(14.2)	(4.5)
Consideration received from sale of non-core project [Member]
Revenue and Expenses [Line Items]
Other cash generated from / (used in) operating activities	(14.9)	0.0
Other [Member]
Revenue and Expenses [Line Items]
Other cash generated from / (used in) operating activities	$ 1.4	$ 0.7